Long-Term Debt, Net - Firment Shipping Inc. and Convertible Note (Details) $ / shares in Units, $ in Thousands	2 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended
	Mar. 13, 2019 USD ($) $ / shares	Apr. 23, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Undrawn borrowing facilities				$ 11,100	$ 12,800
Proceeds from borrowings				43,700	15,700	$ 280
Long-term borrowings, net of current portion				$ 36,551	$ 1,500
Proportion of ownership interests held by the controlling party				24.00%	44.30%
Fair value of derivative financial instruments, net of current portion				$ 0	$ 831
Borrowings				37,746	36,868
Loan Balance				38,487	37,163
Gain/(Loss) on derivative financial instruments				$ 1,950	(131)	$ 0
Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Facility, Maximum borrowing capacity			$ 15,000
Line Of Credit Facility Drawndown Amounts Multiples			$ 100
Borrowings, maturity				April 1, 2021
Interest rate			7.00%
Default Interest Rate			2.00%
Pricing period multiplied			80.00%
Conversion price | $ / shares		$ 2.8	$ 2.8
Undrawn borrowing facilities				$ 11,100	12,800
Proceeds from borrowings				800	2,200
Threshold trading days			10
Long-term borrowings, net of current portion				307	1,500
Fair value of derivative financial instruments, net of current portion				524	831
Borrowings		$ 3,100
Accrued interest		$ 70
Shares issued during period | shares		1,132,191
Gain/(Loss) on derivative financial instruments		$ 117		$ 135	$ 131
Weighted average
Disclosure of detailed information about borrowings [Line Items]
Interest rate				8.66%	4.97%
Minimum | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Proportion of ownership interests held by the controlling party				40.00%
Convertible Note
Disclosure of detailed information about borrowings [Line Items]
Conversion price | $ / shares	$ 0.004
Debt instruments issued	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Line of Credit Facility, Frequency of Payment and Payment Terms	annually
Proceeds from borrowings	$ 5,000
Long-term borrowings, net of current portion	1,783			$ 1,180
Fair value of derivative financial instruments, net of current portion	$ 3,217			98
Borrowings				1,691,250
Loan Balance				3,309
Accrued interest				97,311
Gain/(Loss) on derivative financial instruments				$ 1,815